Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management
Financial assets	$ 32,883	$ 32,721
Financial assets at amortized cost
Financial instruments - fair values and risk management
Financial assets	186,815	168,029
Financial assets at amortized cost | Trade receivables
Financial instruments - fair values and risk management
Financial assets	45,442	41,874
Financial assets at amortized cost | Cash
Financial instruments - fair values and risk management
Financial assets	71,798	86,774
Financial assets at amortized cost | Loans receivable
Financial instruments - fair values and risk management
Financial assets	148	3,834
Financial assets at amortized cost | Other investments - current
Financial instruments - fair values and risk management
Financial assets	69,427	35,547
Financial assets measured at fair value | Level 1
Financial instruments - fair values and risk management
Financial assets	3,242	2,969
Financial assets measured at fair value | Level 1 | Other investments - current
Financial instruments - fair values and risk management
Financial assets	14,809	14,818
Financial assets measured at fair value | Level 1 | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	$ 14,832	$ 14,934